Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Prepaid Expenses and Other Current Assets, Net [Abstract]
Expired date	¥ 8.0	¥ 5.0
Expire date	Feb. 28, 2023
Allowance for doubtful accounts on advance to suppliers	¥ 1.7	¥ 0.7